Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Equity Share Capital
Equity share capital

Allotted, called up and fully paid	Number of shares millions	Nominal value $m	Share premium $m	Equity share capital $m

At 1 January 2022 (ordinary shares of 20 340 / 399 p each)	187	53	101	154

Repurchased and cancelled under share repurchase programme	(4)	(1)	–	(1)

Exchange adjustments	–	(6)	(10)	(16)

At 31 December 2022 (ordinary shares of 20 340 / 399 p each)	183	46	91	137

Repurchased and cancelled under share repurchase programme	(11)	(3)	–	(3)

Exchange adjustments	–	3	4	7

At 31 December 2023 (ordinary shares of 20 340 / 399 p each)	172	46	95	141

Repurchased and cancelled under share repurchase programme	(7)	(2)	–	(2)

Exchange adjustments	–	(1)	(1)	(2)

At 31 December 2024 (ordinary shares of 20 340 / 399 p each)	165	43	94	137

Summary of Shares Held By Employee Share Trusts	Shares held by employee share trusts

	Number of shares millions	Carrying value $m	Market value $m

31 December 2024	1.2	63.0	144.9

31 December 2023	0.8	35.0	73.6

31 December 2022	1.1	37.0	62.8

Treasury shares
Treasury shares

	Number of shares millions	Nominal value $m

At 1 January 2022	3.7	1.0

Transferred to employee share trusts	(0.7)	(0.2)

Repurchased under share repurchase programme	4.5	1.1

At 31 December 2022	7.5	1.9

Transferred to employee share trusts	(0.5)	(0.1)

Exchange adjustments	–	0.1

At 31 December 2023	7.0	1.9

Transferred to employee share trusts	(0.8)	(0.2)

Exchange adjustments	–	(0.1)

At 31 December 2024	6.2	1.6

Summary of Cash Flow Hedge Reserves
Cash flow hedge reserves

	Cash flow hedge reserve $m	Cost of hedging reserve $m	Total $m

At 1 January 2022	16	(11)	5

Costs of hedging deferred and recognised in other comprehensive income	–	3	3

Change in fair value of currency swaps recognised in other comprehensive income	33	–	33

Reclassified from other comprehensive income to profit or loss – included in financial expenses	(43)	–	(43)

Deferred tax	2	–	2

At 31 December 2022	8	(8)	–

Change in fair value of currency swaps recognised in other comprehensive income	(30)	–	(30)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	28	–	28

At 31 December 2023	6	(8)	(2)

Costs of hedging deferred and recognised in other comprehensive income	–	(11)	(11)

Change in fair value of currency swaps recognised in other comprehensive income	(113)	–	(113)

Reclassified from other comprehensive income to profit or loss – included in financial expenses	165	–	165

Deferred tax	(11)	–	(11)

At 31 December 2024	47	(19)	28